Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 13, 2012
MainStay VP T. Rowe Price Equity Income Portfolio (Prospectus Summary) | MainStay VP T. Rowe Price Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP T. Rowe Price Equity Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the
Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio's portfolio turnover rate for the most recent fiscal year is not available.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a
"value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

· an established operating history;

· above-average dividend yield relative to the S&P 500 Index;

· a low price/earnings ratio relative to the S&P 500 Index;

· a sound balance sheet and other positive financial characteristics; and

· a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the
Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Portfolio, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Since the Portfolio had not yet commenced operations as of the date of this
Prospectus, no calendar year performance information is available.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.
MainStay VP T. Rowe Price Equity Income Portfolio (Prospectus Summary) | MainStay VP T. Rowe Price Equity Income Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
MainStay VP T. Rowe Price Equity Income Portfolio (Prospectus Summary) | MainStay VP T. Rowe Price Equity Income Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
MainStay VP T. Rowe Price Equity Income Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Waiver / Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Waiver	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,044
MainStay VP T. Rowe Price Equity Income Portfolio | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Waiver / Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Waiver	rr_NetExpensesOverAssets	1.05%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,336

[1]	The management fee is as follows: 0.80% on assets up to $500 million and 0.775% on assets in excess of $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million and 0.725% on assets in excess of $500 million. This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.
[2]	"Other Expenses" are based on estimated amounts.